COMMON SHARES	12 Months Ended
Mar. 31, 2012
COMMON SHARES
COMMON SHARES

(12)  COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 13, 2008 to repurchase up to USD5 million worth of its outstanding ADSs from time to time in open-market transactions. On February 12, 2010, the Company’s board of director reviewed and approved the continuation of the share repurchase program through March 31, 2011. For the year ended March 31, 2010, 2011 and 2012, the Company repurchased 681,538, nil and nil common shares at a repurchase price of RMB 11,896,328, RMB nil and RMB nil, respectively. In March 2010, the Company retired 1,233,752 treasury shares that was repurchased during the year ended March 31, 2009 and 2010 for RMB 22,023,189. The excess of the repurchase price over the par value of the retired common shares (RMB 84,910) of RMB 21,938,279, was charged to additional paid-in capital.